Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.

Our cybersecurity risk management aligns with and shares common methodologies and reporting channels with our broader risk management.

Key features of our cybersecurity risk management program include, but are not limited to, the following:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT Systems environment;
●	a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	processes for monitoring for vulnerabilities of our technology which includes code review (as necessary), testing and analysis of software across the software lifecycle;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
●	physical and technical security measures, including encryption, authentication, and access controls;
●	cybersecurity awareness training and internal cybersecurity resources for our employees; and
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Item 3. Key Information—D. Risk Factors — Risks Relating to Our Business — Cybersecurity incidents, including data security breaches or computer viruses, could harm our business by disrupting our delivery of services, damaging our reputation or exposing us to liability.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Key features of our cybersecurity risk management program include, but are not limited to, the following:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT Systems environment;
●	a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	processes for monitoring for vulnerabilities of our technology which includes code review (as necessary), testing and analysis of software across the software lifecycle;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
●	physical and technical security measures, including encryption, authentication, and access controls;
●	cybersecurity awareness training and internal cybersecurity resources for our employees; and
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors considers cybersecurity risk as part of its risk oversight function and undertakes overall risk management, including oversight of cybersecurity and other information technology risks.

Our board of directors receives quarterly reports from management on our cybersecurity risks. In addition, management updates our board of directors, as necessary, regarding any significant cybersecurity incidents. Our board of directors also receives briefings from management on our cyber risk management program.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors receives quarterly reports from management on our cybersecurity risks. In addition, management updates our board of directors, as necessary, regarding any significant cybersecurity incidents. Our board of directors also receives briefings from management on our cyber risk management program.
Cybersecurity Risk Role of Management [Text Block]

Our management has primary responsibility for our overall cybersecurity risk management program and supervises our internal cybersecurity personnel. Our management and the security team, including our chief financial officer and information technology director, are responsible for assessing and managing our material risks from cybersecurity threats. Our team’s experience includes over twenty years of expertise in the IT and cybrersecurity fields and extensive connections with IT professionals and service providers.

Our management oversees efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; information obtained from governmental, public or private sources; and alerts and reports produced by security tools deployed in our IT Systems environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management has primary responsibility for our overall cybersecurity risk management program and supervises our internal cybersecurity personnel. Our management and the security team, including our chief financial officer and information technology director, are responsible for assessing and managing our material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our team’s experience includes over twenty years of expertise in the IT and cybrersecurity fields and extensive connections with IT professionals and service providers.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our management oversees efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; information obtained from governmental, public or private sources; and alerts and reports produced by security tools deployed in our IT Systems environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true